Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Cumulative Effect, Period of Adoption, Adjustment [Member] [1]	Common Stock [Member]	Capital in excess of par	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] [1]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2016	$ 35,226			$ 18	$ 46,507	$ (36,906)	$ (6,193)		$ 31,548		$ 252
Net income (loss)	(793)								(855)		62
Other comprehensive income (loss)	675						675
Dividends paid	(1,305)								(1,305)
Treasury Stock Value Acquired Cost Method	(3,000)					(3,000)
Distributions to noncontrolling interests and other	(120)										(120)
Distributed under benefit plans	115				115
Other	3								3
Ending Balance at Dec. 31, 2017	30,801			18	46,622	(39,906)	(5,518)		29,391		194
Net income (loss)	6,305								6,257		48
Other comprehensive income (loss)	(603)						(603)
Dividends paid	(1,363)								(1,363)
Treasury Stock Value Acquired Cost Method	(2,999)					(2,999)
Distributions to noncontrolling interests and other	(121)										(121)
Distributed under benefit plans	257				257
Other	7								3		4
Ending Balance at Dec. 31, 2018	32,064		$ (220)	18	46,879	(42,905)	(6,063)	$ 58	34,010	$ (278)	125
Net income (loss)	7,257								7,189		68
Other comprehensive income (loss)	746						746
Dividends paid	(1,500)								(1,500)
Treasury Stock Value Acquired Cost Method	(3,500)					(3,500)
Distributions to noncontrolling interests and other	(128)										(128)
Distributed under benefit plans	104				104
Other	7								3		4
Ending Balance at Dec. 31, 2019	$ 35,050	[2]	$ 0	$ 18	$ 46,983	$ (46,405)	$ (5,357)	$ (40)	$ 39,742	$ 40	$ 69

[1]
*Cumulative effect of the adoption

of ASC Topic 606,

"Revenue from Contracts

with Customers," and ASU No. 2016-01,

"Recognition and

Measurement

of Financial Assets and Liabilities," at January

1, 2018.
**See Note 2—Changes in Accou

nting Principles for additional information.

See Notes to Consolidated

Financial Statements.

[2]	*We adopted ASU No. 2016-01, "Recognition and Measurement of Financial Assets and Liabilities," beginning January 1, 2018.